Trade Accounts and Notes Receivable	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Trade Accounts and Notes Receivable
6.	Trade Accounts and Notes Receivable
Trade accounts and notes receivable as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Current
Trade accounts and notes receivable	￦	9,654,809	10,133,140
Due from customers for contract work		1,488,180	1,580,558
Less: Allowance for doubtful accounts		(321,501)	(529,724)

	￦	10,821,488	11,183,974

Non-current
Trade accounts and notes receivable	￦	72,387	64,902
Less: Allowance for doubtful accounts		(44,608)	(45,194)

	￦	27,779	19,708

The Company discounted trade accounts receivable in accordance with trade accounts receivable factoring agreements with financial institutions for the years ended December 31, 2024 and 2025. This transaction is a transaction with recourse right because the Company is obligated to pay the amount to the bank, etc. if the trade accounts receivable are not recovered at maturity, and the transaction is accounted for as secured borrowing. As of December 31, 2024 and 2025, the book value of the trade accounts receivable from the transaction is
￦
119,076 million and
￦
136,758

million, respectively, and the amount is included in the short-term borrowings.